Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 3,540,173
Due from one year to five years	8,493,590
Due from five years to ten years	6,917,839
Due after ten years	5,892,360
Held-to-maturity debt securities, Amortized cost	24,843,962	¥ 21,520,081
Held-to-maturity debt securities, Fair value:
Due in one year or less	3,541,664
Due from one year to five years	8,461,176
Due from five years to ten years	6,838,185
Due after ten years	5,716,489
Held-to-maturity debt securities, Fair value	24,557,514	21,386,156
Available-for-sale debt securities, Fair value:
Due in one year or less	21,034,934
Due from one year to five years	5,841,097
Due from five years to ten years	1,682,434
Due after ten years	2,836,907
Available-for-sale debt securities, Fair value	¥ 31,395,372	¥ 35,740,802